Segmental information - Consolidated income statement (Details) - USD ($) $ in Millions	4 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Sales		$ 27,964	$ 27,891	$ 28,270
Net sales		20,245	20,269	20,555
Cost of sales before exceptionals		(7,997)	(8,014)	(8,209)
Gross Profit before exceptionals		12,248	12,255	12,346
Marketing expenses before exceptionals		(3,662)	(3,691)	(3,663)
Other operating income (expense) before exceptionals		(2,882)	(2,619)	(2,370)
Operating profit/(loss) before exceptional items		5,704	5,945	6,313
Exceptional operating items		(1,369)	56	(766)
Operating profit/(loss)		4,335	6,001	5,547
Non-operating items		(220)	(70)	364
Net finance charges		(771)	(885)	(712)
Share of after tax results of associates and joint ventures		193	414	443
Profit before taxation		3,537	5,460	5,642
Annual net sales occur in the last four months	38.00%
Operating segments | North America
Disclosure of operating segments [line items]
Sales		8,636	8,514	8,859
Net sales		7,973	7,908	8,109
Cost of sales before exceptionals		(2,734)	(2,559)	(2,810)
Gross Profit before exceptionals		5,239	5,349	5,299
Marketing expenses before exceptionals		(1,616)	(1,627)	(1,631)
Other operating income (expense) before exceptionals		(570)	(486)	(446)
Operating profit/(loss) before exceptional items		3,053	3,236	3,222
Operating segments | Europe
Disclosure of operating segments [line items]
Sales		8,037	8,024	7,245
Net sales		4,821	4,804	4,303
Cost of sales before exceptionals		(1,866)	(1,890)	(1,652)
Gross Profit before exceptionals		2,955	2,914	2,651
Marketing expenses before exceptionals		(898)	(873)	(765)
Other operating income (expense) before exceptionals		(755)	(662)	(574)
Operating profit/(loss) before exceptional items		1,302	1,379	1,312
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Sales		6,082	6,320	6,484
Net sales		3,635	3,817	3,841
Cost of sales before exceptionals		(1,581)	(1,606)	(1,588)
Gross Profit before exceptionals		2,054	2,211	2,253
Marketing expenses before exceptionals		(630)	(651)	(655)
Other operating income (expense) before exceptionals		(494)	(497)	(494)
Operating profit/(loss) before exceptional items		930	1,063	1,104
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Sales		2,390	2,432	2,714
Net sales		1,847	1,839	2,159
Cost of sales before exceptionals		(704)	(728)	(800)
Gross Profit before exceptionals		1,143	1,111	1,359
Marketing expenses before exceptionals		(304)	(306)	(355)
Other operating income (expense) before exceptionals		(311)	(303)	(221)
Operating profit/(loss) before exceptional items		528	502	783
Operating segments | Africa
Disclosure of operating segments [line items]
Sales		2,684	2,478	2,864
Net sales		1,834	1,778	2,039
Cost of sales before exceptionals		(1,077)	(1,195)	(1,320)
Gross Profit before exceptionals		757	583	719
Marketing expenses before exceptionals		(192)	(205)	(235)
Other operating income (expense) before exceptionals		(282)	(247)	(195)
Operating profit/(loss) before exceptional items		283	131	289
Corporate and other
Disclosure of operating segments [line items]
Sales		135	123	104
Net sales		135	123	104
Cost of sales before exceptionals		(35)	(36)	(39)
Gross Profit before exceptionals		100	87	65
Marketing expenses before exceptionals		(22)	(29)	(22)
Other operating income (expense) before exceptionals		(470)	(424)	(440)
Operating profit/(loss) before exceptional items		$ (392)	$ (366)	$ (397)